Schedule of currency exchange rates (Details)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
Accounting Policies [Abstract]
Exchange rate	7.2567		7.0176
Exchange rate,except balance sheet	7.2291	7.2063